Segment information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment information	Segment information
Our chief operating decision maker, or the CODM, being our Board of Directors, measures performance based on our overall return to shareholders based on consolidated net income. The CODM does not review a measure of operating result at a lower level than the consolidated group. As a result, we only have one reportable segment.

Revenues from each of the following customers accounted for over 10% of our consolidated revenues:

	Year ended		Year ended		Period from March 17 to
(in thousands of $)	December 31, 2023		December 31, 2022		December 31, 2021
Major commodity trading company	14,941	41%	—	—%	—	—%
Commodity and energy transition company	13,078	35%	—	—%	—	—%
Multi-modal transport company	8,717	24%	—	—%	—	—%

Our vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific geographical locations.